INCOME TAX AND DEFERRED TAX, Effective Income Tax Rate Reconciliation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [abstract]
Pre-tax income	$ 582,102,974	$ 95,001,446	$ 334,854,783
Statutory income tax rate	35.00%	35.00%	35.00%
Pre-tax loss at statutory income tax rate	$ (203,736,041)	$ (33,250,506)	$ (117,199,174)
Tax Effects Due to [Abstract]
Adjustment affidavit previous year	(241,439)	(312,939)	(556,626)
Tax inflation adjustment	(11,221,662)	(10,064,077)	1,697,211
Others	3,259,663	(160,205)	361,351
Total income tax	$ (211,939,479)	$ (43,787,727)	$ (115,697,238)